October 1, 2007 091-02040

For Internal Use Only
Sec File No. 9

RECEIVED
2007 OCT -3 AM 11:26
SEC / MR

Submit 1 Original
and 9 Copies

OM
E
I
hou...

07070939

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
The NASDAQ Stock Market LLC (traded pursuant to unlisted trading privileges)
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Open End Management Investment Company
3. Class of New Derivative Securities Product:
Index Fund Shares
4. Name of Underlying Instrument:
FTSE RAFI Developed Markets ex-U.S. Mid-Small 1500 Index
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
Broad-based
6. Ticker Symbol(s) of New Derivative Securities Product:
PDN
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
Listed on: ASX, Cats, Copenhagen, Euronext Belgium, Euronext France, Euronext Netherlands, Euronext Portugal, Helsinki, Hong Kong, Irish, Italy Continuous, JASDAQ, London, NASDAQ, NYSE, OMX, Osaka, Oslo, Singapore, Swiss Virt-x, SWX Swiss, Tokyo, Toronto, Vienna, Wellington, XETRA
8. Settlement Methodology of New Derivative Securities Product:
Regular way trades settle on T + 3 (cash settled)
9. Position Limits of New Derivative Securities Product (if applicable):
N/A

PROCESSED
OCT 18 2007
THOMSON
FINANCIAL

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

END

Name of Official Responsible for Form:
Gary N. Sundick

Title:
Vice President, Listing Qualifications

Telephone Number:
301 978-5214

Manual Signature of Official Responsible for Form:
Gary N. Sundick

Date: **October 1, 2007**

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	OCT 3 2007

SEC 2449 (6-01)